UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09156

Illington Funds

(Exact name of registrant as specified in charter)

427 Bedford Road, Suite 230

Pleasantville, New York 10570

 (Address of principal executive offices)(Zip code)

Jeffrey J. Unterreiner, Vice-President and Chief Compliance Officer

3401 Technology Dr., Suite 200

Lake Saint Louis, MO  63367

 (Name and address of agent for service)

Registrant's telephone number, including area code:  (314)561-0100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Illington Opti-flex® Fund

	Schedule of Investments
	September 30, 2005 (Unaudited)
Shares/Principal Amount		Market Value	% of Assets

REGISTERED INVESTMENT COMPANIES - 100.48%
0.001	Aegis Value Fund	$ 0.02
5,502	Burnham Financial Services Class A	117,804
10,349	CGM Focus Fund *	409,821
7,820	CGM Realty Fund	279,411
15,024	Dreyfus Premier Emerging Markets Class A	350,499
4,778	FBR Small Cap Financial Class A	156,142
6,721	FBR Small Cap Value Class A	282,131
6	Franklin Balance Sheet Investment Class A	398
3,737	Franklin Micro-Cap Fund	145,206
13,126	Franklin Mutual Recovery	169,594
7,339	Hodges Fund	170,034
8,727	Hotchkis & Wiley Large Cap Value Class A	207,779
4,963	Hotchkis & Wiley Small Cap Value Class A	274,676
8,519	Matthews Asian Growth Income	150,955
6,187	N/I Numeric Investors Small Cap Value	127,819
9,737	Oppenheimer Developing Markets Class A	334,938
12,392	Pioneer Cullen Value Fund	214,126
22,989	Pioneer High Yield Class A	262,766
1,603	Rydex Mekros Fund	49,439
6,040	Rydex Mid Cap Value Fund	182,052
8,242	Rydex Nova	228,391
4,827	Scudder Dreman High Return Equity Fund	215,490
3,777	Scudder Dreman Small Cap Value	135,057
14,343	Templeton Developing Markets Fund	318,266
20,061	Templeton Global Long-Short Class A *	234,915

Total Registered Investment Companies (Cost $3,881,572)		$ 5,017,709	100.48%

	Total Investments (Cost $3,881,572)	5,017,709

	Liabilities in excess of other Assets	(23,893)	-0.48%

	Net Assets	$ 4,993,816	100.00%

* Represents Non-Income Producing Security

NOTES TO FINANCIAL STATEMENTS
The Opti-Flex Funds
1. SECURITY TRANSACTIONS
At September 30, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $3,881,572 amounted to $1,136,137 which consisted of aggregate gross unrealized appreciation of $1,140,135 and aggregate gross unrealized depreciation of $3,998.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Illington Funds

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Salvatore M. Capizzi

     Salvatore M. Capizzi

      President

Date November 29, 2005

By /s/Angela Lavelle

     Angela Lavelle

     Treasurer

Date November 29, 2005